Credit Facility and Other Financing Information (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,350,000,000.00
Line of credit facility, expiration date	Sep. 30, 2022
Debt Instrument, Covenant Description	The Credit Facility contains common restrictions, including limitations on, among other things, distributions and dividends, acquisitions and investments, indebtedness, liens and affiliate transactions. The Credit Facility requires that we maintain a minimum fixed charge coverage ratio of one to one if availability under the Credit Facility is less than $150.0. The Credit Facility’s current availability significantly exceeds $150.0. Availability is calculated as the lesser of the total commitments under the Credit Facility or eligible collateral after advance rates, less outstanding revolver borrowings and letters of credit. We secure our Credit Facility obligations with our inventory and accounts receivable, and the Credit Facility’s availability fluctuates monthly based on the varying levels of eligible collateral.
Minimum amount of borrowing capacity before a fixed charge coverage ratio applies	$ 135,000,000
Line of credit, current borrowing capacity based on eligible collateral	1,328,800,000
Current borrowings on credit facility	450,000,000		$ 0
Letters of credit, outstanding	71,500,000
Line of credit facility, remaining borrowing capacity	$ 807,300,000
Line of credit facility, Weighted Average Interest Rate (in hundredths)	3.27%
Replaced Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,500,000,000.0